EQUITY - Schedule Of Common Equity (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Equity	$ 125,937	$ 122,642	$ 111,066
Common shares | Common shares
Disclosure of classes of share capital [line items]
Equity	7,385		7,345
Common shares | Contributed surplus
Disclosure of classes of share capital [line items]
Equity	302		267
Common shares | Retained earnings
Disclosure of classes of share capital [line items]
Equity	16,168		14,723
Common shares | Ownership changes
Disclosure of classes of share capital [line items]
Equity	3,595		1,178
Common shares | Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity	5,919	6,171
Common shares | Common equity
Disclosure of classes of share capital [line items]
Equity	$ 33,369	$ 31,693	$ 27,925